Leases - Summary of Leases Assets About Right-Of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right Of Used Assets [Roll Forward]
Beginning balance	$ 47,501	$ 126,801
Adjustments for indexed leases	7,354	10,201
New leases	74,109	9,583
Cancelled leases	(139)	0
Derecognition due to acquisition of Alvotech Facility (see Note 12)	0	(88,941)
Reclassification	(443)
Depreciation	(8,913)	(9,869)	$ (8,699)
Translation difference	333	(274)
Ending balance	$ 119,802	$ 47,501	$ 126,801